Product Warranties (Tables)	12 Months Ended
Mar. 31, 2018
Guarantees [Abstract]
Summary of Changes in Product Warranty Provision
The following are the changes in the product warranty provision:

	31 March
(Millions of US dollars)	2018	2017	2016
Balance at beginning of period	$46.6	$45.3	$35.2
Accruals for product warranties	13.1	17.0	28.0
Settlements made in cash or in kind	(6.9)	(15.7)	(17.9)
Balance at end of period	$52.8	$46.6	$45.3